Net income (loss) per common share	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Net Income (Loss) Per Common Share

Note 37 – Net income (loss) per common share

The following table sets forth the computation of net income (loss) per common share (“EPS”), basic and diluted, for the years ended December 31, 2015, 2014 and 2013:

(In thousands, except per share information)	2015	2014	2013
Net income (loss) from continuing operations	$893,997	$(190,510)	$558,818
Net income (loss) from discontinued operations	1,347	(122,980)	40,509
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income (loss) applicable to common stock	$891,621	$(317,213)	$595,604
Average common shares outstanding	102,967,186	102,848,792	102,693,685
Average potential dilutive common shares	157,123	-	367,790
Average common shares outstanding - assuming dilution	103,124,309	102,848,792	103,061,475
Basic EPS from continuing operations	$8.65	$(1.88)	$5.41
Basic EPS from discontinued operations	$0.01	$(1.20)	$0.39
Total Basic EPS	$8.66	$(3.08)	$5.80
Diluted EPS from continuing operations	$8.64	$(1.88)	$5.39
Diluted EPS from discontinued operations	$0.01	$(1.20)	$0.39
Total Diluted EPS	$8.65	$(3.08)	$5.78

Potential common shares consist of common stock issuable under the assumed exercise of stock options, restricted stock and performance shares awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, restricted stock and performance shares awards that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the year ended December 31, 2015, there were no stock options outstanding. There were 45,205 and 102,389 weighted average antidilutive stock options outstanding for the years ended December 31, 2014 and 2013, respectively.